Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 166,832	$ 150,207
Accumulated depreciation and amortization	(104,117)	(96,727)
Property and equipment, net	62,715	53,480
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	820	853
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	69,675	58,915
Machinery, vehicles and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,150	43,124
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	14,311	14,001
Computer Hardware and Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 38,876	$ 33,314